Stock Index Fund
Stock Index Fund Fund Summaries | Inception: October 28, 1999
Investment Objective
The Stock Index Fund is a stock fund that seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Stock Index (the “Index”), which emphasizes stocks of large U.S. companies.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Stock Index Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stock Index Fund
Management Fees	[1][2]	0.05%
Other Expenses - Administrative Fees		0.25%
Other Expenses - Other Fund Expenses		0.24%
Total Other Expenses		0.49%
Total Annual Fund Operating Expenses	[1]	0.54%
[1]	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Master Portfolio.
[2]	BlackRock Fund Advisors has contractually agreed to reimburse the S&P 500 Stock Master Portfolio for the cost of fees paid by the Master Portfolio to the Independent Trustees, counsel to the Independent Trustees, and the S&P 500 Stock Master Portfolio’s independent registered accounting firm, through April 30, 2016. This contractual arrangement may not be terminated prior to May 1, 2016 without consent of the Board of Trustees of the S&P 500 Stock Master Portfolio.

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 YR	3 YR	5 YR	10 YR
Stock Index Fund	55	173	302	677

Portfolio Turnover
The Master Portfolio (as defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Stock Index Fund is a feeder fund, meaning that it invests all of its investable assets in a master portfolio. The Fund invests its assets in the S&P 500 Stock Master Portfolio ("Master Portfolio"), a separate series of an unaffiliated trust called the Master Investment Portfolio. The Master Portfolio and the Stock Index Fund have substantially similar investment objectives.

The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund's assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.

BlackRock Fund Advisors ("BFA"), the investment adviser to the Master Portfolio, seeks to achieve investment performance that is similar to the Index by seeking to replicate the total return performance of the S&P 500 Index. The percentage of the Fund's assets invested in a given stock is approximately the same percentage as such securities represented in the Index. Standard & Poor's selects stocks for inclusion in the Index based upon market size, liquidity and industry group representation.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Index Fund Risk    An index fund has operating and other expenses while an index does not. As a result, while the Stock Index Fund will attempt to track the Index as closely as possible, it will tend to underperform the Index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.

Market Risk and Selection Risk    Market risk is the chance that one or more markets in which the Stock Index Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the chance that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Concentration Risk    The Master Portfolio reserves the right to concentrate its investments (i.e., invest more than 25% of its net assets in securities of issuers in a particular industry) to approximately the same extent that its benchmark index concentrates in a particular industry. To the extent the Master Portfolio concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Expense Risk    Master Portfolio expenses are subject to a variety of factors, including fluctuations in the Master Portfolio's net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Master Portfolio's net assets decrease due to market declines or redemptions, the Master Portfolio's expenses will increase as a percentage of the Master Portfolio's net assets. During periods of high market volatility, these increases in the Master Portfolio's expense ratio could be significant.

Passive Investment Risk    Because BFA does not select the individual companies in the Index that the Master Portfolio tracks, the Master Portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Investing in other Investment Companies

Because the Stock Index Fund invests all of its investable assets in the Master Portfolio, the Fund bears a fee of 0.05%, equal to its proportionate share of fees paid by the Master Portfolio, in addition to the administration fee it pays to RE Advisers.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

Average Annual Total Returns periods ended 12/31/14
Average Annual Total Returns	1 YR	5 YR	10 YR
Stock Index Fund	13.15%	14.86%	7.07%
Stock Index Fund Returns after taxes on distributions	12.47%	14.24%	6.48%
Stock Index Fund Returns after taxes on distributions and sale of fund shares	7.44%	11.66%	5.40%
Stock Index Fund Standard & Poor's 500 Stock Index	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q2 of 2009 | 15.74% Worst Quarter: Q4 of 2008 | -22.07%